Long-term debt	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Long-term debt

8. Long-term debt

On February 15, 2022, the Company settled the entirety of the first and second term loans, representing an aggregate principal amount of $39,123 and the stated interest accrued of $484, for an amount of $39,123, thus terminating the consolidated loan agreement with SALP and releasing the security interests granted by the Company over its assets pursuant to the loan agreement and related documents. The difference between the carrying amount of the loans extinguished and the cash payment of $292 was recorded as a loss on extinguishment of liabilities. The Company incurred $40 in legal fees in relation to the prepayment, which were recorded against the loss on extinguishment of liabilities.

The repayment also terminated the royalty stream agreement with SALP resulting in the derecognition of the royalty payment obligation to SALP included in other long-term liabilities and the recognition of a gain on extinguishment of liabilities of $120.

In concurrence with the repayment, the 16,873 warrants held by SALP and having an exercise price of $152.10 per common share (note 9c) were cancelled.